Summary of Principal Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024
Summary of Principal Accounting Policies [Line Items]
Impairment against investment in equity investees		$ 770,800
Recognized goodwill	2,889,200	2,889,200		$ 2,889,200
Contract liabilities	$ 1,738,200	2,095,500
Tax benefit	50.00%
Net losses	$ (34,296,300)	(10,503,700)	$ (4,680,200)
Accumulated deficits	(60,633,900)	(26,337,600)
Working capital	(13,311,900)	$ 7,297,400
Deposited	7,297,400
Bank accounts	$ 100,000
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration percentage	22.50%	38.30%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration percentage	19.70%	15.70%
Customer Concentration Risk [Member] | Customers Three [Member] | Accounts Receivable [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration percentage	15.80%